Supplement to the
Fidelity® International Growth Fund
and
Fidelity Total International Equity Fund
December 30, 2010 Prospectus

The following information replaces the similar information for Fidelity International Growth Fund found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.82%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.07%
Acquired fund fees and expenses	0.01%
Total annual operating expensesA	1.90%
Fee waiver and/or expense reimbursementB	0.70%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Effective April 1, 2011, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue this arrangement at any time.

IGF/TIE-11-02 September 12, 2011
1.900378.103

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 122
3 years	$ 488
5 years	$ 922
10 years	$ 2,131

The following information replaces the similar information for Fidelity Total International Equity Fund found under the heading "Fee Table" in the "Fund Summary" section on page 8.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.14%
Total annual operating expenses	1.79%
Fee waiver and/or expense reimbursementA	0.59%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Effective April 1, 2011, FMR has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue this arrangement at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 122
3 years	$ 471
5 years	$ 881
10 years	$ 2,027

The following information replaces similar information for Fidelity Total International Equity Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Jed Weiss (co-manager) has managed the fund since November 2007.

Robert von Rekowsky (co-manager) has managed the fund since March 2010.

Alexander Zavratsky (co-manager) has managed the fund since September 2011.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 30.

Alexander Zavratsky is co-manager of Fidelity Total International Equity Fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

The following information found under the heading "Fund Management" in the "Fund Services" section on page 32 is no longer applicable.

Effective November 1, 2010, FMR has voluntarily agreed to reimburse the class of shares of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.20%. These arrangements may be discontinued by FMR at any time.

Supplement to the
Fidelity Advisor® Total International Equity Fund
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.13%	1.16%	1.16%	1.15%
Total annual operating expenses	2.03%A	2.31%	2.81%	2.80%
Fee waiver and/or expense reimbursementB	0.58%	0.61%	0.61%	0.60%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%	1.70%	2.20%	2.20%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A

Effective Date

Class T

Effective Date

Class B

Effective Date

Class C

Effective Date

1.45%	4/1/11	1.70%	4/1/11	2.20%	4/1/11	2.20%	4/1/11

ATIE-11-02 September 12, 2011
1.885796.106

These arrangements will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 714	$ 714	$ 517	$ 517	$ 723	$ 223	$ 323	$ 223
3 years	$ 1,090	$ 1,090	$ 956	$ 956	$ 1,079	$ 779	$ 778	$ 778
5 years	$ 1,525	$ 1,525	$ 1,456	$ 1,456	$ 1,597	$ 1,397	$ 1,394	$ 1,394
10 years	$ 2,728	$ 2,728	$ 2,830	$ 2,830	$ 2,791	$ 2,791	$ 3,058	$ 3,058

The following information replaces similar information for George Stairs found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Alexander Zavratsky (co-manager) has managed the fund since September 2011.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 26.

Alexander Zavratsky is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

The following information found in the "Fund Management" section beginning on page 27 is no longer applicable.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A

Class T

Class B

Class C

Rate	1.45%	1.70%	2.20%	2.20%
Effective Date	11/1/10	11/1/10	11/1/10	11/1/10

These arrangements may be discontinued by FMR at any time.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 33.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 34.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5.(Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7.(Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Total International Equity Fund
Institutional Class
December 30, 2010
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.17%
Total annual operating expenses	1.82%
Fee waiver and/or expense reimbursementA	0.62%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.20%

A Effective April 1, 2011, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement will remain in effect through December 31, 2012, after which date FMR, in its sole discretion, may discontinue this arrangement at any time.

ATIEI-11-02 September 12, 2011
1.900377.104

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 122
3 years	$ 476
5 years	$ 893
10 years	$ 2,056

The following information replaces similar information for George Stairs found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Alexander Zavratsky (co-manager) has managed the fund since September 2011.

The following information supplements the similar information found in the "Buying Shares" section beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, country, or city, or any government instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 24.

Alexander Zavratsky is co-manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

The following information found in the "Fund Management" section beginning on page 25 is no longer applicable.

Effective November 1, 2010, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.20%. This arrangement may be discontinued by FMR at any time.

Supplement to the
Fidelity® International Value Fund
December 30, 2010
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Alexander Zavratsky (portfolio manager) has managed the fund since September 2011.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 23.

Alexander Zavratsky is portfolio manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

FIV-11-01 September 12, 2011
1.855562.103

Supplement to the
Fidelity AdvisorSM International Value Fund
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Alexander Zavratsky (portfolio manager) has managed the fund since September 2011.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 26.

Alexander Zavratsky is portfolio manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

The following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 33.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

AFIV-11-02 September 12, 2011
1.855909.107

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 34.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity AdvisorSM International Value Fund
Institutional Class
December 30, 2010
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Alexander Zavratsky (portfolio manager) has managed the fund since September 2011.

The following information supplements the similar information found in the "Buying Shares" section beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

AFIVI-11-02 September 12, 2011
1.855908.106

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 22.

Alexander Zavratsky is portfolio manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

Supplement to the
Fidelity® Series Emerging Markets Fund,
Fidelity Series International Growth Fund,
Fidelity Series International Small Cap Fund,
and Fidelity Series International Value Fund
December 30, 2010
As Revised June 3, 2011
Prospectus

The following information replaces similar information for Fidelity Series International Value Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 15.

Alexander Zavratsky (portfolio manager) has managed the fund since September 2011.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 27.

Alexander Zavratsky is portfolio manager of Fidelity Series International Value Fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

GSV-S-11-02 September 12, 2011
1.928460.101

Supplement to the
Fidelity® Series Emerging Markets Fund,
Fidelity Series International Growth Fund,
Fidelity Series International Small Cap Fund,
and Fidelity Series International Value Fund
Class F
December 30, 2010
As Revised June 3, 2011
Prospectus

The following information replaces similar information for Fidelity Series International Value Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Alexander Zavratsky (portfolio manager) has managed the fund since September 2011.

The following information replaces the biographical information for George Stairs found in the "Fund Management" section on page 27.

Alexander Zavratsky is portfolio manager of Fidelity Series International Value Fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Zavratsky has worked as a research analyst, portfolio assistant, and portfolio manager.

GSV-F-11-02 September 12, 2011
1.928461.101